Expense Example (Invesco Van Kampen Leaders Fund, USD $)	12 Months Ended
May 02, 2011
Class A, Invesco Van Kampen Leaders Fund
Example
Expense Example, By Year, Column [Text]	Class: A
1 Year	$ 659
3 Years	934
5 Years	1,229
10 Years	2,066
Class B, Invesco Van Kampen Leaders Fund
Example
Expense Example, By Year, Column [Text]	Class B
1 Year	691
3 Years	937
5 Years	1,309
10 Years	2,222
Class C, Invesco Van Kampen Leaders Fund
Example
Expense Example, By Year, Column [Text]	Class C
1 Year	291
3 Years	637
5 Years	1,109
10 Years	2,414
Class Y, Invesco Van Kampen Leaders Fund
Example
Expense Example, By Year, Column [Text]	Class Y
1 Year	90
3 Years	328
5 Years	585
10 Years	$ 1,320